Shareholder Report, Line Graph (Details) 193848_Innovator U.S. Small Cap Power Buffer ETF - July_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Jun. 30, 2020	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - July
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator U.S. Small Cap Power Buffer ETF - July NAV
Accumulated Value	$ 12,543	$ 10,457	$ 10,611	$ 11,572	$ 10,366	$ 10,000	$ 13,575
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000 Total Return Index
Accumulated Value	16,133	12,033	13,160	16,155	10,713	10,000	$ 18,458
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000
Accumulated Value	$ 15,240	$ 11,533	$ 12,813	$ 15,938	$ 10,674	$ 10,000	$ 17,202